Commitment and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies
15	Commitment and Contingencies

For the details on future minimum lease payment under the non-cancellable operating leases as of December 31, 2025. Please refer to section headed “Leases” set forth in the Notes to the Consolidated Financial Statements.

As of December 31, 2024 and 2025, the Company did not have any capital commitments and contingencies.